Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per share
23.	Earnings per share

The following event affected the outstanding common shares in 2022:

2022

●	In 2022, during the months of February to March, the Group repurchased 72,626 shares at US$17.03 each share or the equivalent of a total of Ps.25,321, according to the program approved on September 10, 2021, by the Board of Directors, where it was stipulated to repurchase them for up to US$50,000, until December 31, 2022.

Additionally, IFRS requires that the calculation of basic and diluted earnings per share (“EPS”) for all years presented be adjusted retrospectively when the number of ordinary shares or potential ordinary shares outstanding increases as a result of a capitalization, bond issue, or share split, or decreases as a result of a reverse share split, EPS calculations for the reporting period and the comparative period should be based on the new number of shares.

As of December 31, 2024, 2023 and 2022, Betterware had 37,316,546 outstanding shares.

The following table shows the income and share data used in the calculation of basic and diluted earnings per share for the periods of 2024, 2023 and 2022:

	2024		Restated 2023(*)	2022
Net income (in thousands of pesos)
Attributable to Owners of the Group	Ps.	711,728	1,039,287	872,557
Shares (in thousands of shares)
Weighted average of outstanding shares

Basic		37,244	37,244	37,256
Diluted		-	37,265	37,277
Basic and diluted earnings per share:

Basic earnings per share (pesos per share)	Ps.	19.11	27.90	23.42
Diluted earnings per share (pesos per share)	Ps.	-	27.89	23.41

(*)	Details of the restatement are shown in note 2b.